UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Fund Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (0.8%)

Kratos Defense & Security Solutions, Inc.(NON)	52,041	$404,879

Orbital ATK, Inc.	8,300	813,400

		1,218,279
Airlines (1.1%)

Hawaiian Holdings, Inc.(NON)	11,900	552,755

JetBlue Airways Corp.(NON)	21,500	443,115

Spirit Airlines, Inc.(NON)	13,300	705,831

		1,701,701
Auto components (0.6%)

Cooper-Standard Holding, Inc.(NON)	8,007	888,217

		888,217
Banks (3.7%)

Bank of the Ozarks, Inc.(S)	15,200	790,552

Customers Bancorp, Inc.(NON)	22,636	713,713

FCB Financial Holdings, Inc. Class A(NON)	18,584	920,837

First BanCorp. (Puerto Rico)(NON)	162,601	918,696

Pinnacle Financial Partners, Inc.	2,260	150,177

Texas Capital Bancshares, Inc.(NON)	5,400	450,630

Webster Financial Corp.	12,000	600,480

Western Alliance Bancorp(NON)	20,952	1,028,534

		5,573,619
Biotechnology (7.6%)

ACADIA Pharmaceuticals, Inc.(NON)(S)	11,065	380,415

Acceleron Pharma, Inc.(NON)	3,700	97,939

Alder Biopharmaceuticals, Inc.(NON)(S)	12,900	268,320

Alkermes PLC(NON)	7,100	415,350

Ardelyx, Inc.(NON)	23,427	296,352

Array BioPharma, Inc.(NON)(S)	43,600	389,784

Axovant Sciences, Ltd. (Bermuda)(NON)(S)	10,000	149,400

Biospecifics Technologies Corp.(NON)	10,553	578,304

ChemoCentryx, Inc.(NON)	24,400	177,632

Clovis Oncology, Inc.(NON)	12,400	789,508

CytomX Therapeutics, Inc.(NON)	28,300	488,741

Eagle Pharmaceuticals, Inc.(NON)(S)	8,259	685,001

Emergent BioSolutions, Inc.(NON)	15,223	442,076

Exelixis, Inc.(NON)	23,600	511,412

FivePrime Therapeutics, Inc.(NON)	10,627	384,166

Halozyme Therapeutics, Inc.(NON)(S)	24,613	318,984

Kite Pharma, Inc.(NON)(S)	8,700	682,863

Lexicon Pharmaceuticals, Inc.(NON)(S)	18,200	260,988

Ligand Pharmaceuticals, Inc.(NON)	4,449	470,882

MiMedx Group, Inc.(NON)	65,914	628,160

Neurocrine Biosciences, Inc.(NON)	7,586	328,474

Portola Pharmaceuticals, Inc.(NON)	7,118	278,954

Prothena Corp. PLC (Ireland)(NON)(S)	10,734	598,850

Puma Biotechnology, Inc.(NON)(S)	10,900	405,480

Repligen Corp.(NON)	20,292	714,278

Sage Therapeutics, Inc.(NON)	5,734	407,515

Ultragenyx Pharmaceutical, Inc.(NON)(S)	7,400	501,572

		11,651,400
Building products (2.1%)

Continental Building Products, Inc.(NON)	32,521	796,765

NCI Building Systems, Inc.(NON)	25,974	445,454

Patrick Industries, Inc.(NON)	10,901	772,881

PGT Innovations, Inc.(NON)	110,695	1,189,971

		3,205,071
Capital markets (0.9%)

E*Trade Financial Corp.(NON)	20,700	722,223

Lazard, Ltd. Class A	13,048	600,078

		1,322,301
Chemicals (2.9%)

American Vanguard Corp.	25,471	422,819

FMC Corp.	13,400	932,506

Innophos Holdings, Inc.	8,562	462,091

Koppers Holdings, Inc.(NON)	14,700	622,545

Minerals Technologies, Inc.	7,512	575,419

Trinseo SA	11,177	749,977

W.R. Grace & Co.	9,800	683,158

		4,448,515
Commercial services and supplies (2.0%)

CECO Environmental Corp.	23,500	246,985

Deluxe Corp.	5,259	379,542

MSA Safety, Inc.	9,728	687,672

Stericycle, Inc.(NON)	9,400	779,166

Tetra Tech, Inc.	22,571	922,025

		3,015,390
Communications equipment (3.0%)

Applied Optoelectronics, Inc.(NON)(S)	13,700	769,255

Arista Networks, Inc.(NON)	6,000	793,620

Ciena Corp.(NON)	18,881	445,780

InterDigital, Inc./PA	8,897	767,811

Netscout Systems, Inc.(NON)	20,500	777,975

Plantronics, Inc.	8,461	457,825

Ubiquiti Networks, Inc.(NON)(S)	10,676	536,576

		4,548,842
Construction and engineering (4.3%)

AECOM(NON)	21,300	758,067

Argan, Inc.	8,943	591,579

Dycom Industries, Inc.(NON)(S)	8,605	799,835

Granite Construction, Inc.	11,400	572,166

MasTec, Inc.(NON)	35,990	1,441,400

Primoris Services Corp.	13,500	313,470

Quanta Services, Inc.(NON)	31,900	1,183,809

Tutor Perini Corp.(NON)	27,700	880,860

		6,541,186
Construction materials (1.8%)

Summit Materials, Inc. Class A(NON)	59,910	1,480,376

U.S. Concrete, Inc.(NON)(S)	18,584	1,199,597

		2,679,973
Consumer finance (0.7%)

Encore Capital Group, Inc.(NON)(S)	8,279	254,993

SLM Corp.(NON)	62,500	756,250

		1,011,243
Diversified telecommunication services (0.9%)

Cogent Communications Holdings, Inc.	22,537	970,218

Vonage Holdings Corp.(NON)	51,200	323,584

		1,293,802
Electrical equipment (1.6%)

AZZ, Inc.	7,655	455,473

EnerSys	14,794	1,167,838

Sensata Technologies Holding NV(NON)(S)	17,800	777,326

		2,400,637
Electronic equipment, instruments, and components (2.1%)

Belden, Inc.	5,900	408,221

Littelfuse, Inc.	5,438	869,591

MTS Systems Corp.	6,318	347,806

Plexus Corp.(NON)	14,234	822,725

SYNNEX Corp.	6,525	730,409

		3,178,752
Equity real estate investment trusts (REITs) (1.9%)

Chesapeake Lodging Trust	18,200	436,072

National Health Investors, Inc.	11,879	862,772

Ryman Hospitality Properties	6,600	408,078

STAG Industrial, Inc.	25,300	633,006

Uniti Group, Inc.	22,566	583,331

		2,923,259
Food products (0.3%)

Nomad Foods, Ltd. (United Kingdom)(NON)	42,149	482,606

		482,606
Health-care equipment and supplies (5.3%)

Conmed Corp.	9,828	436,461

DexCom, Inc.(NON)	6,522	552,609

GenMark Diagnostics, Inc.(NON)	58,929	755,470

Globus Medical, Inc. Class A(NON)	13,621	403,454

Halyard Health, Inc.(NON)	8,800	335,192

ICU Medical, Inc.(NON)	9,417	1,437,976

Integer Holdings Corp.(NON)	18,314	736,223

Integra LifeSciences Holdings Corp.(NON)	14,800	623,524

NuVasive, Inc.(NON)	4,400	328,592

Penumbra, Inc.(NON)(S)	13,425	1,120,316

Spectranetics Corp. (The)(NON)	24,217	705,320

STERIS PLC (United Kingdom)	9,728	675,707

		8,110,844
Health-care providers and services (2.2%)

Envision Healthcare Corp.(NON)	5,480	336,034

HealthEquity, Inc.(NON)	22,500	955,125

HealthSouth Corp.	13,604	582,387

Landauer, Inc.	9,750	475,313

Molina Healthcare, Inc.(NON)(S)	3,559	162,290

PharMerica Corp.(NON)	6,547	153,200

Premier, Inc. Class A(NON)	19,800	630,234

		3,294,583
Health-care technology (2.0%)

Evolent Health, Inc. Class A(NON)(S)	74,300	1,656,890

Veeva Systems, Inc. Class A(NON)(S)	27,852	1,428,251

		3,085,141
Hotels, restaurants, and leisure (2.1%)

Carrols Restaurant Group, Inc.(NON)	10,800	152,820

Cedar Fair LP	9,093	616,596

Cheesecake Factory, Inc. (The)	10,053	636,958

Marcus Corp. (The)	9,605	308,321

Penn National Gaming, Inc.(NON)	27,300	503,139

Wyndham Worldwide Corp.	12,100	1,019,909

		3,237,743
Household durables (1.6%)

CalAtlantic Group, Inc.	13,200	494,340

Century Communities, Inc.(NON)	15,000	381,000

Ethan Allen Interiors, Inc.	10,371	317,871

Installed Building Products, Inc.(NON)	2,242	118,266

LGI Homes, Inc.(NON)(S)	32,100	1,088,511

		2,399,988
Insurance (0.3%)

Amtrust Financial Services, Inc.	25,799	476,250

		476,250
Internet and direct marketing retail (0.5%)

FTD Cos., Inc.(NON)	16,400	330,296

Groupon, Inc.(NON)(S)	111,400	437,802

		768,098
Internet software and services (5.3%)

2U, Inc.(NON)(S)	22,600	896,316

Amber Road, Inc.(NON)	50,300	388,316

Blucora, Inc.(NON)	40,800	705,840

Box, Inc. Class A(NON)(S)	40,200	655,662

Carbonite, Inc.(NON)	49,700	1,008,910

Envestnet, Inc.(NON)	4,800	155,040

Instructure, Inc.(NON)	36,700	858,780

J2 Cloud Services, LLC(S)	13,300	1,116,003

New Relic, Inc.(NON)(S)	13,300	493,031

Shopify, Inc. Class A (Canada)(NON)	15,700	1,069,013

Stamps.com, Inc.(NON)	6,200	733,770

		8,080,681
IT Services (0.6%)

Convergys Corp.	19,600	414,540

Hackett Group, Inc. (The)	21,700	422,933

		837,473
Leisure products (0.9%)

Brunswick Corp.	15,800	966,960

MCBC Holdings, Inc.	21,088	340,993

		1,307,953
Life sciences tools and services (2.1%)

Albany Molecular Research, Inc.(NON)(S)	39,300	551,379

Cambrex Corp.(NON)	14,234	783,582

Charles River Laboratories International, Inc.(NON)	8,699	782,475

INC Research Holdings, Inc. Class A(NON)	10,153	465,515

VWR Corp.(NON)	20,100	566,820

		3,149,771
Machinery (4.5%)

Altra Industrial Motion Corp.	14,552	566,800

Columbus McKinnon Corp./NY	23,800	590,716

Greenbrier Cos., Inc. (The)(S)	20,300	874,930

Hillenbrand, Inc.	20,900	749,265

Kadant, Inc.	11,248	667,569

Standex International Corp.	11,957	1,197,494

Wabash National Corp.	33,792	699,156

Wabtec Corp.(S)	5,300	413,400

Woodward, Inc.	15,718	1,067,567

		6,826,897
Marine (0.2%)

Matson, Inc.	10,234	325,032

		325,032
Media (1.0%)

IMAX Corp. (Canada)(NON)	9,300	316,200

Liberty Media Corp.-Liberty SiriusXM Class C(NON)	12,600	488,628

Regal Entertainment Group Class A(S)	32,719	738,795

		1,543,623
Metals and mining (1.0%)

AK Steel Holding Corp.(NON)	33,900	243,741

Reliance Steel & Aluminum Co.	12,800	1,024,256

United States Steel Corp.	9,300	314,433

		1,582,430
Multiline retail (0.2%)

Big Lots, Inc.	6,800	331,024

		331,024
Oil, gas, and consumable fuels (1.5%)

Callon Petroleum Co.(NON)	46,970	618,125

Gulfport Energy Corp.(NON)	15,620	268,508

Ring Energy, Inc.(NON)	56,600	612,412

SRC Energy, Inc.(NON)(S)	88,600	747,784

		2,246,829
Paper and forest products (0.6%)

KapStone Paper and Packaging Corp.	38,169	881,704

		881,704
Personal products (0.3%)

Nutraceutical International Corp.	16,508	514,224

		514,224
Pharmaceuticals (3.4%)

Aerie Pharmaceuticals, Inc.(NON)	4,100	185,935

ANI Pharmaceuticals, Inc.(NON)	7,400	366,374

Cardiome Pharma Corp. (Canada)(NON)	97,124	291,372

Horizon Pharma PLC(NON)	40,700	601,546

Impax Laboratories, Inc.(NON)	12,509	158,239

Jazz Pharmaceuticals PLC(NON)	8,482	1,230,993

Lannett Co., Inc.(NON)(S)	11,444	255,773

Medicines Co. (The)(NON)(S)	16,900	826,410

Pacira Pharmaceuticals, Inc.(NON)(S)	12,562	572,827

Prestige Brands Holdings, Inc.(NON)	7,767	431,535

Sucampo Pharmaceuticals, Inc. Class A(NON)	26,833	295,163

		5,216,167
Professional services (0.9%)

ICF International, Inc.(NON)	21,500	887,950

WageWorks, Inc.(NON)	7,089	512,535

		1,400,485
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	16,174	961,544

		961,544
Road and rail (0.7%)

Saia, Inc.(NON)	24,200	1,072,060

		1,072,060
Semiconductors and semiconductor equipment (9.9%)

Advanced Energy Industries, Inc.(NON)	19,448	1,333,355

Ambarella, Inc.(NON)	7,241	396,155

Cavium, Inc.(NON)	9,300	666,438

CEVA, Inc.(NON)	37,792	1,341,616

Cirrus Logic, Inc.(NON)	5,731	347,814

FormFactor, Inc.(NON)	79,400	940,890

Inphi Corp.(NON)	10,900	532,138

Integrated Device Technology, Inc.(NON)	31,328	741,534

MaxLinear, Inc. Class A(NON)	31,700	889,185

Microsemi Corp.(NON)	16,212	835,404

MKS Instruments, Inc.	17,861	1,227,944

Monolithic Power Systems, Inc.	12,088	1,113,305

ON Semiconductor Corp.(NON)	61,482	952,356

Power Integrations, Inc.	10,577	695,438

Semtech Corp.(NON)	8,512	287,706

Silicon Laboratories, Inc.(NON)	5,734	421,736

Teradyne, Inc.	17,600	547,360

Tower Semiconductor, Ltd. (Israel)(NON)(S)	57,600	1,327,674

Xperi Corp.	17,002	577,218

		15,175,266
Software (6.5%)

A10 Networks, Inc.(NON)	53,178	486,579

Aspen Technology, Inc.(NON)	14,735	868,186

CommVault Systems, Inc.(NON)	11,400	579,120

Fortinet, Inc.(NON)	20,600	790,010

Gigamon, Inc.(NON)	13,231	470,362

MobileIron, Inc.(NON)	69,236	301,177

Proofpoint, Inc.(NON)	9,721	722,854

PROS Holdings, Inc.(NON)	31,100	752,309

QAD, Inc. Class A	33,269	926,542

RealPage, Inc.(NON)	26,500	924,850

ServiceNow, Inc.(NON)	7,900	691,013

Take-Two Interactive Software, Inc.(NON)	9,400	557,138

Tyler Technologies, Inc.(NON)	5,035	778,210

Verint Systems, Inc.(NON)	14,086	610,980

Zendesk, Inc.(NON)	15,700	440,228

		9,899,558
Specialty retail (1.2%)

American Eagle Outfitters, Inc.	34,900	489,647

Chico's FAS, Inc.	24,900	353,580

Children's Place, Inc. (The)	7,100	852,355

MarineMax, Inc.(NON)	7,010	151,767

		1,847,349
Technology hardware, storage, and peripherals (1.8%)

Cray, Inc.(NON)	26,300	575,970

NCR Corp.(NON)	28,700	1,311,016

Pure Storage, Inc. Class A(NON)	27,000	265,410

Super Micro Computer, Inc.(NON)	21,700	550,095

		2,702,491
Textiles, apparel, and luxury goods (1.1%)

Oxford Industries, Inc.	5,414	310,006

Perry Ellis International, Inc.(NON)	20,800	446,784

Steven Madden, Ltd.(NON)	12,444	479,716

Wolverine World Wide, Inc.	17,101	427,012

		1,663,518
Thrifts and mortgage finance (1.1%)

BofI Holding, Inc.(NON)(S)	27,467	717,713

Essent Group, Ltd.(NON)	26,689	965,341

		1,683,054
Tobacco (0.3%)

Vector Group, Ltd.(S)	19,916	414,253

		414,253
Trading companies and distributors (0.3%)

Beacon Roofing Supply, Inc.(NON)	9,924	487,864

		487,864

Total common stocks (cost $118,615,316)		$149,608,690

SHORT-TERM INVESTMENTS (13.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 1.03%(AFF)	20,342,255	$20,342,255

Putnam Short Term Investment Fund 0.87%(AFF)	372,168	372,168

Total short-term investments (cost $20,714,423)		$20,714,423

TOTAL INVESTMENTS

Total investments (cost $139,329,739)(b)		$170,323,113

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $152,180,153.
(b)	The aggregate identified cost on a tax basis is $139,331,720, resulting in gross unrealized appreciation and depreciation of $35,615,130 and $4,623,737, respectively, or net unrealized appreciation of $30,991,393.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$18,919,737	$70,624,034	$69,201,516	$135,867	$20,342,255
	Putnam Short Term Investment Fund**	2,996,245	36,375,092	38,999,169	8,033	372,168
	Totals	$21,915,982	$106,999,126	$108,200,685	$143,900	$20,714,423
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $20,342,255, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $19,860,624. Certain of these securities were sold prior to the close of the reporting period.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$13,987,513	$—	$—
Consumer staples	1,411,083	—	—
Energy	2,246,829	—	—
Financials	10,066,467	—	—
Health care	34,507,906	—	—
Industrials	28,194,602	—	—
Information technology	44,423,063	—	—
Materials	9,592,622	—	—
Real estate	3,884,803	—	—
Telecommunication services	1,293,802	—	—
Total common stocks	149,608,690	—	—
Short-term investments	372,168	20,342,255	—

Totals by level	$149,980,858	$20,342,255	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017